Basis of preparation and recent accounting developments - Comparative period revisions (Details) - GBP (£) £ in Millions	Mar. 31, 2021 [1]	Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019		Apr. 01, 2018	Mar. 31, 2018
Disclosure of adjustments made to previously presented financial statements concepts [Line Items]
Goodwill	£ 4,588	£ 5,712	[1]		£ 5,372	[1]	£ 4,984	£ 4,984
Property, plant and equipment	47,043	49,762	[1]	£ 45,327	44,859	[1]	40,730	40,730
Deferred tax liability	4,815	4,446	[1]		4,215	[1]	3,789	3,868
Retained earnings	£ 23,163	21,895	[1]		21,999	[1]	£ 21,516	21,784
Prior year adjustment
Disclosure of adjustments made to previously presented financial statements concepts [Line Items]
Goodwill		(521)			(497)			(460)
Property, plant and equipment		992			946			877
Deferred tax liability		262			250			232
Retained earnings		185			185			185
Translation reserve		£ 24			£ 14			£ 0

[1]	Comparative amounts have been revised as described in note 1F.